Offtake Prepayment (Tables)	6 Months Ended
Dec. 31, 2024
Offtake Prepayment [Abstract]
Schedule of Offtake Prepayment
	31 December 2024 $	30 June 2024 $
Bank guarantee issued against offtake prepayment (note 10)	15,000,000	15,000,000
	15,000,000	15,000,000